UNAUDITED CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - USD ($)	Jun. 30, 2021	Dec. 31, 2020
Current assets
Cash and cash equivalents	$ 9,821,000,000	$ 11,711,000,000
Marketable securities	602,000,000	659,000,000
Trade and other receivables	4,474,000,000	4,731,000,000
Inventories	7,204,000,000	5,677,000,000
Recoverable income taxes	540,000,000	418,000,000
Other recoverable taxes	1,394,000,000	2,177,000,000
Others	1,648,000,000	1,230,000,000
Current assets other than assets classified as held for sale	25,683,000,000	26,603,000,000
Assets classified as held for sale	4,611,000,000	785,000,000
Current assets	30,294,000,000	27,388,000,000
Long-term receivables
Trade and other receivables	1,706,000,000	2,631,000,000
Marketable securities	49,000,000	44,000,000
Judicial deposits	8,107,000,000	7,281,000,000
Deferred income taxes	564,000,000	6,451,000,000
Other recoverable taxes	3,439,000,000	3,158,000,000
Others	555,000,000	635,000,000
Non-current receivables	14,420,000,000	20,200,000,000
Investments	2,058,000,000	3,273,000,000
Property, plant and equipment	125,914,000,000	124,201,000,000
Intangible assets	15,521,000,000	14,948,000,000
Non-current assets	157,913,000,000	162,622,000,000
Total assets	188,207,000,000	190,010,000,000
Current liabilities
Trade payables	5,333,000,000	6,859,000,000
Finance debt	2,861,000,000	4,186,000,000
Lease liability	5,576,000,000	5,698,000,000
Income taxes payable	174,000,000	198,000,000
Other taxes payable	3,761,000,000	2,636,000,000
Dividends payable	7,000,000	858,000,000
Short-term employee benefits	1,818,000,000	1,953,000,000
Pension and medical benefits	969,000,000	1,549,000,000
Others	1,716,000,000	1,603,000,000
Current liabilities other than Liabilities on assets classified as held for sale	22,215,000,000	25,540,000,000
Liabilities related to assets classified as held for sale	961,000,000	685,000,000
Current liabilities	23,176,000,000	26,225,000,000
Non-current liabilities
Finance debt	40,644,000,000	49,702,000,000
Lease liability	14,604,000,000	15,952,000,000
Income taxes payable	353,000,000	357,000,000
Deferred income taxes	449,000,000	195,000,000
Pension and medical benefits	12,930,000,000	14,520,000,000
Provisions for legal proceedings	2,228,000,000	2,199,000,000
Provision for decommissioning costs	19,172,000,000	18,780,000,000
Others	2,204,000,000	2,204,000,000
Non-current liabilities	92,584,000,000	103,909,000,000
Total liabilities	115,760,000,000	130,134,000,000
Equity
Share capital (net of share issuance costs)	107,101,000,000	107,101,000,000
Capital reserve and capital transactions	373,000,000	1,064,000,000
Profit reserves	73,046,000,000	65,917,000,000
Accumulated other comprehensive (deficit)	(109,340,000,000)	(114,734,000,000)
Attributable to the shareholders of Petrobras	71,180,000,000	59,348,000,000
Non-controlling interests	1,267,000,000	528,000,000
Total equity	72,447,000,000	59,876,000,000
Total liabilities and equity	$ 188,207,000,000	$ 190,010,000,000